Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net Income / (Loss) before Income Tax	$ (26,135)	$ 26,223	$ 54,360
Weighted average income tax rate	29.00%	39.00%	33.00%
Income tax expense at weighted average income tax rate	$ (7,474)	$ 10,273	$ 17,740
Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses	(469)	(1,448)	(10,714)
Foreign non-creditable withholding tax	4,439	4,193	6,339
Non-deductible expenses	1,054	1,346	2,223
Currency translation adjustment	1,891	1,902
Tax credits recovery	(157)	0	0
Others	553	540	(651)
True up	(2,693)	1,204
Change in Valuation allowance	(5,010)	(10,941)	(2,943)
Change in tax rate	2,641	0	0
Income Tax expense	$ (5,225)	$ 7,069	$ 11,994